Material Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 Anniversaries
Mexican peso [Member]
Disclosure of foreign exchange rates [line items]
Closing	16.97	19.5	20.5
Average	17.63	20.0274	20.4266
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.9059	0.9344	0.8789
Average	0.9227	0.9522	0.8467
British Pound Sterling [member]
Disclosure of foreign exchange rates [line items]
Closing	0.7852	0.8266	0.7395
Average	0.8019	0.8139	0.7262
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	3,822	4,810	3,981
Average	4,272	4,277	3,783